General information (Details) € in Thousands	Jan. 04, 2021 EUR (€)	Dec. 31, 2021 employee	Dec. 31, 2020 employee	Dec. 31, 2019 employee
Disclosure of analysis of single amount of discontinued operations [line items]
Number of employees related to continuing operations		1,309	1,304	1,003
Fidelta d.o.o. (fee-for-service segment)
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration | €	€ (37,080)
Fidelta d.o.o. (fee-for-service segment) | Fee-for-service business (held for sale)
Disclosure of analysis of single amount of discontinued operations [line items]
Number of employees			185